Credit Risk - Disclosure of Interest Rate Profile of Mortgage Assets Stock (Details) - Stock - Credit risk - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 165,213	£ 172,859
Percentage of residential mortgage loans	100.00%	100.00%
Fixed rate
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 148,495	£ 153,207
Percentage of residential mortgage loans	90.00%	89.00%
Fixed rate | No later than one year
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 37,656	£ 37,630
Percentage of residential mortgage loans	23.00%	22.00%
Fixed rate | Later than 1 year but no later than 3 years
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 84,704	£ 65,502
Percentage of residential mortgage loans	51.00%	38.00%
Fixed rate | Later than 3 years but no later than 4 years
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 11,122	£ 34,725
Percentage of residential mortgage loans	7.00%	20.00%
Fixed rate | Later than 4 years but no later than 5 years
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 11,645	£ 10,977
Percentage of residential mortgage loans	7.00%	6.00%
Fixed rate | Later than five years
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 3,368	£ 4,373
Percentage of residential mortgage loans	2.00%	3.00%
Variable rate
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 12,105	£ 13,761
Percentage of residential mortgage loans	7.00%	8.00%
Standard Variable Rate (SVR)
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 3,007	£ 3,915
Percentage of residential mortgage loans	2.00%	2.00%
Follow on Rate (FoR)
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 1,606	£ 1,976
Percentage of residential mortgage loans	1.00%	1.00%